Basic and diluted net (loss) income per share - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss allocated to preferred shares in the computation of basic loss per share	0	0